UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Small Cap Growth Fund
(All Share Classes)

Supplement dated April 28, 2009 to the Prospectuses
dated December 31, 2008, as supplemented

NOTICE OF LIQUIDATION OF THE UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND. On April 28, 2009, the Board of Trustees of the Undiscovered Managers Small Cap Growth Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or about May 15, 2009 (the “Liquidation Date”). Unless you have an individual retirement account, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectus are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of Undiscovered Managers Small Cap Growth Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-UMSCG-LIQ-409

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Small Cap Growth Fund
(All Share Classes)

Supplement dated April 28, 2009 to the Statement of Additional Information
dated December 31, 2008, as supplemented

NOTICE OF LIQUIDATION OF THE UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND. On April 28, 2009, the Board of Trustees of the Undiscovered Managers Small Cap Growth Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or about May 15, 2009 (the “Liquidation Date”). Unless you have an individual retirement account, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Statement of Additional Information are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of Undiscovered Managers Small Cap Growth Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-UMSCG-LIQ-409